Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Company's liabilities measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – Money Market Funds	1	$276,002,496	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – Money Market Funds	1	$276,008,777	$—